EQUITY	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY
EQUITY

NOTE 20 — EQUITY

Contributed Capital

The company has 16,155,810 shares issued and outstanding.

Equity Issued

During the years ended December 31, 2021 and 2020, the Company issued ordinary shares for gross cash proceeds of $3,127,442 and $2,222,000, respectively.

During the year ended December 31, 2021, the Company issued GeniusU Limited ordinary shares with a value of $3,308,617 (2020 - $0) in exchange of cash and conversion from loan to equity. Company also issued Entrepreneur Resorts Limited ordinary shares with a value of $953,087 (2020 - $0) in exchange of cash and conversion from loan to equity.

During the year ended December 31, 2020, the Company issued Genius Group Ltd ordinary shares with a value of $30,997,810 in exchange for Entrepreneur Resorts shares with a contributed capital value of $13,199,435 to Entrepreneur Resorts shareholders in connection with the 2020 acquisition of Entrepreneur Resorts. The Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the year December 31, 2021, convertible debt obligations consisting of $177,689 (2020-$1,671,188) of principal and accrued interest were converted into GeniusU Limited shares pursuant to conversion offers extended by Genius Group Ltd and Entrepreneur Resorts Limited. See Note 19 — Convertible Debt Obligations for additional information.

During the year December 31, 2021, convertible debt obligations consisting of $37,085 (2020-$992,816) of principal and accrued interest were converted into Entrepreneur Resorts ordinary shares pursuant to conversion offers extended by Entrepreneur Resorts. See Note 19 — Convertible Debt Obligations for additional information.

Shares Issued in Satisfaction of a Liability

During the year December 31, 2020, the Company issued $350,000 of Genius Group Ltd ordinary shares as partial settlement of a loan with the seller of Tau Game Lodge. See Note 17 — Loans Payable for additional information.

Derivative liability

In an agreement dated December 13, 2020, the Company granted a put option over shares issued in satisfaction of a liability. If the option is exercised the Company will be required to buy back the shares for $250,000. See Note 15 - Accrued expenses for additional information.

Stock-Based Compensation

On December 31, 2020, options for the purchase of 233,501 Entrepreneur Resorts ordinary shares were exercised in exchange for a subscription receivable in the amount of $140,680.

During the year ended December 31, 2021, the Company granted options for the purchase of 14,306 (2020 — 12,238) Genius Group Ltd ordinary shares equivalent to 85,836 (2020 — 73,428) shares after giving retroactive effect to the 6 for 1 stock split in April 2021), with a grant date value of $181,559 (2020 — $101,731). The options vest two years from the date of grant and are exercisable upon vesting at $34.87 (2020 — $34.87) per share. The Company funds the exercise price as a non-interest-bearing loan, which is repaid upon the sale of the underlying shares. Options that are not exercised on the vesting date are forfeited.

On December 31, 2021, options for the purchase of 12,238 Genius Group Ltd ordinary shares (equivalent to 73,428 shares after giving retroactive effect to the 6 for 1 stock split in April 2021) were exercised in exchange for a subscription receivable in the amount of $433,783.

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	For the Years Ended
	December 31,
	2021	2020
Risk-free interest rate	0.73%	0.13%
Contractual term (years)	1-3	2.00
Expected volatility	66.00%	42.00%
Expected dividends	0.00%	0.00%

A summary of the option activity during the year ended December 31, 2021 was as follows (revised to give retroactive effect to the 6 for 1 stock split in April 2021):

		Weighted	Weighted
		Average	Average	Aggregate
	No of	Share	Remaining	Intrinsic
	Options	Price	Life	Value
Outstanding Jan. 1, 2021	73,428	5.81	1.00	97,782
Granted	85,836	5.81	2
Exercised	—	—	—	—
Expired	—	—	—	—
Outstanding Dec 31, 2021	159,264	5.81	1.00

The following table presents information related to options outstanding at December 31, 2021 and 2020:

	Options Outstanding			Options Exercisable
Weighted
Average
		Outstanding	Underlying	Remaining	Exercisable
	Exercise	Number	Common	Life in	Number of
Year	Price	of options	Stock	Years	Warrants
2021	$5.81	85,836	Genius Group	1	n/a

The Company recorded stock-based compensation in the amount of $394,717 and $398,605 during the years ended December 31, 2021 and 2020, respectively, in connection with the amortization of the grant date value of the stock options and the value of deferred salary share grants in response to the impact of Covid-19. As of December 31, 2021, there was $159,265 (2020-$75,434) of unamortized stock-based compensation.

NOTE 21 — EQUITY

Contributed Capital

Equity Issued

During the years ended December 31, 2020 and 2019, the Company issued ordinary shares for gross cash proceeds of $2,222,000 and $2,599,978, respectively.

During the year ended December 31, 2020, the Company issued Genius Group Ltd ordinary shares with a value of $30,997,810 in exchange for Entrepreneur Resorts shares with a contributed capital value of $13,199,435 to Entrepreneur Resorts shareholders in connection with the 2020 acquisition of Entrepreneur Resorts. The Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

During the year ended December 31, 2019, the Company issued Genius Group Ltd ordinary shares valued at $6,400,000 to the seller in connection with the 2019 acquisition of Entrepreneurs Institute. The Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the year December 31, 2020, convertible debt obligations consisting of $1,671,188 of principal and accrued interest were converted into Genius Group Ltd ordinary shares pursuant to conversion offers extended by Genius Group Ltd. See Note 19 — Convertible Debt Obligations for additional information.

During the year December 31, 2020, convertible debt obligations consisting of $992,816 of principal and accrued interest were converted into Entrepreneur Resorts ordinary shares pursuant to conversion offers extended by Entrepreneur Resorts. See Note 19 — Convertible Debt Obligations for additional information.

Shares Issued in Satisfaction of a Liability

During the year December 31, 2020, the Company issued $350,000 of Genius Group Ltd ordinary shares as partial settlement of a loan with the seller of Tau Game Lodge. See Note 17 — Loans Payable for additional information.

Derivative liability

In an agreement dated December 13, 2020 the Company granted a put option over shares issued in satisfaction of a liability. If the option is exercised the Company will be required to buy back the shares for $250,000. See Note 17 – Loans Payable for additional information.

Subscriptions Receivable

On December 31, 2019, an entity owned by the Company’s Chief Executive Officer purchased 25,507 Genius Group Ltd ordinary shares (equivalent to 153,042 Genius Group shares after giving retroactive effect to the 6 for 1 stock split in April 2021) in exchange for a $668,214 subscription receivable.

Also, see Stock-Based Compensation below.

Stock-Based Compensation

In January 2018, the Company granted options for the purchase of 20,317 GeniusU Pte Ltd ordinary shares (equivalent to 121,902 Genius Group shares after giving retroactive effect to the 6 for 1 stock split in April 2021), with a grant date value of $91,941. The options vested on December 31, 2019 and were exercisable upon vesting at $15.45 per share. The Company funds the exercise price as a non-interest- bearing loan, which is repaid upon the sale of the underlying shares. Options that are not exercised on the vesting date are forfeited.

On December 31, 2019, the Company issued 20,317 GeniusU Pte Ltd ordinary shares (equivalent to 121,902 Genius Group shares after giving retroactive effect to the 6 for 1 stock split in April 2021) in exchange for a subscription receivable of $ Agreed to previously issued F-1in connection with the exercise of stock options.

In January 2018, the Company granted options for the purchase of 233,501 Entrepreneur Resorts ordinary shares, with a grant date value of $88,213. The options vested on December 31, 2019 and were exercisable upon vesting at $1.30 per share. The Company funds the exercise price as a non-interest-bearing loan, which is repaid upon the sale of the underlying shares. Options that are not exercised on the vesting date are forfeited.

On December 31, 2019, options for the purchase of 233,501 Entrepreneur Resorts ordinary shares were exercised in exchange for a subscription receivable in the amount of $140,680.

During the year ended December 31, 2020, the Company granted options for the purchase of 12,238 (2019 — 42,913) Genius Group Ltd ordinary shares equivalent to 73,428 (2019 — 257,478) shares after giving retroactive effect to the 6 for 1 stock split in April 2021), with a grant date value of $101,731 (2019 — $210,930). The options vest two years from the date of grant and are exercisable upon vesting at $34.87 (2019 — $21.34) per share. The Company funds the exercise price as a non-interest-bearing loan, which is repaid upon the sale of the underlying shares. Options that are not exercised on the vesting date are forfeited.

On December 31, 2020, options for the purchase of 42,913 Genius Group Ltd ordinary shares (equivalent to 257,478 shares after giving retroactive effect to the 6 for 1 stock split in April 2021) were exercised in exchange for a subscription receivable in the amount of $915,763.

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	For the Years Ended
	December 31,
	2020	2019
Risk-free interest rate	0.13%	2.50%
Contractual term (years)	2.00	2.00
Expected volatility	42.00%	39.00%
Expected dividends	0.00%	0.00%

A summary of the option activity during the years ended December 31, 2020 and 2019 was as follows (revised to give retroactive effect to the 6 for 1 stock split in April 2021):

		Weighted	Weighted
		Average	Average	Aggregate
	No of	Share	Remaining	Intrinsic
	Options	Price	Life	Value
Outstanding Jan. 1, 2018	253,818	2.43	1.00	119,667
Granted	257,478	3.56	0.00	0
Exercised	(253,818)	2.43	0.00	0
Expired	0	0.00	0.00	0
Outstanding Dec 31, 2019	257,478	3.56	1.00	580,613
Granted	73,428	5.81	0.00	0
Exercised	(257,478)	0.00	0.00	0
Expired	0	0.00	0.00	0
Outstanding Dec 31, 2020	73,428	5.81	1.00	97,782

The following table presents information related to options outstanding at December 31, 2020 and 2019:

	Options Outstanding			Options Exercisable
				Weighted
				Average
		Outstanding	Underlying	Remaining	Exercisable
	Exercise	Number	Common	Life in	Number of
Year	Price	of options	Stock	Years	Warrants
2019	$3.56	257,478	Genius Group	n/a	n/a
2020	$5.81	73,428	Genius Group	n/a	n/a

The Company recorded stock-based compensation in the amount of $398,605 and $171,768 during the years ended December 31, 2020 and 2019, respectively, in connection with the amortization of the grant date value of the stock options and the value of deferred salary share grants in response to the impact of Covid-19. As of December 31, 2020, there was $75,434 of unamortized stock-based compensation.

Reserves

Reserves represent the excess of the purchase consideration over the carrying value of the assets and liabilities acquired in common control acquisitions. See Note 4 — Business Combinations.

Treasury Stock

During the years ended December 31, 2020 and 2019, the Company repurchased ordinary shares for $0 and $656,513 of cash consideration, respectively. During the years ended December 31, 2020 and 2019, the Company resold ordinary shares for gross proceeds of $0 and $382,630, respectively.

Other

During the years ended December 31, 2020 and 2019, Entrepreneurs Institute paid $0 and $147,557 of dividends, respectively.